AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments

December 31, 2021 (unaudited)

	Initial Acquisition Date	Shares	Value
Co-Investments - 43.2%

ACOF IV ATD Co-Invest LP (Consumer Discretionary)(a),*	02/27/2015	(c)	$0

AIX Pride Syndication L.P. (Information Technology)(a),*	11/16/2018	(c)	12,338,182

AP VIII Prime Security Services Holdings, L.P. (Industrials)*	04/26/2016	(c)	1,955,102

APH CUBS Co-invest LP (Financials)*	11/16/2018	(c)	6,770,443

APIA Destiny-B Follow-on FPCI (Communication Services) (Belgium)(a),(b),(d),*	09/16/2021	(c)	9,103,059

APIA Graitec FPCI (Information Technology) (France)(a),*	02/25/2020	(c)	5,770,720

APIA Odigo FPCI (Information Technology) (France)(a),*	12/22/2020	(c)	3,261,689

Apollo DSB Co-Invest, L.P (Healthcare)(a),*	11/14/2018	(c)	8,640,899

Armis Investors Holdings, L.P. (Information Technology)(a),(b),*	02/03/2020	(c)	5,930,703

CB Ignite Holdings, LLC (Consumer Discretionary)(a),(b),*	08/12/2016	(c)	2,171,253

DETZ Co-Investment Aggregator, L.P. (Financials)(a),(b)	12/08/2021	(c)	14,037,818

Diamond LS I LP (Financials)(a),*	12/28/2016	(c)	2,691,801

Digital Bridge Small Cell Holdings, LLC (Information Technology)(a),(b),*	11/06/2015	35	596,091

Digital Bridge U.S. Tower Holdings, LLC (Communication Services)(a),(b),*	11/03/2014	50	0

Eagle Investment Trust (Industrials) (Australia)(a),*	08/12/2021	(c)	7,076,745

ECI 11 FP Limited (Information Technology) (United Kingdom)(a),*	06/07/2021	(c)	7,174,923

Epsilon Topco Limited (Information Technology)(a),(b),*	10/03/2018	(c)	2,294,118

EQT Deck Co-Investment Limited Partnership (Industrials)(a),*	02/03/2017	(c)	746,514

ESCP PPG Holdings, LLC (Industrials)(a),(b),*	12/14/2016	2,171,429	1,329,566

Golden Aggregator, L.P. (Information Technology)(a),(b),*	06/28/2021	(c)	15,000,000

H&F Flashdance Partners I, L.P. (Financials)*	07/16/2018	(c)	1,505,207

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Co-Investments - 43.2% (continued)

Help HP SCF Investor, LP (Information Technology)(a),(b),*	05/12/2021	(c)	$7,797,897

Hg Athena Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2020	(c)	5,108,778

Hg Riley Co-Invest L.P. (Information Technology)(a),(d),*	09/30/2021	(c)	7,934,930

Hg Secular Co-Invest L.P. (Information Technology)(a),*	09/16/2020	(c)	4,616,776

Hg Spider Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2019	(c)	4,404,940

Hg Vivaldi 2 Co-Invest L.P. (Information Technology) (Norway)(a),*	06/10/2019	(c)	7,341,146

HT Global Co-investment, L.P. 2 (Information Technology) (India)(a),*	12/30/2020	(c)	55,076

Hygee International SARL (Materials) (France)(a),(b),*	12/17/2020	(c)	4,465,788

Incline A Aviation Co-Investment Fund (Industrials)(b),*	05/15/2020	(c)	1,884,857

Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(a),(b),*	06/26/2018	(c)	1,941,000

Insight RF Holdings, LLC (Information Technology)(a),*	07/03/2019	(c)	12,883,144

ISH Co-Invest Aggregator, L.P. (Information Technology)(a),*	05/06/2021	(c)	5,812,584

IVP XI Celestial Co-Invest LP (Industrials)(a),(b),*	06/04/2021	(c)	8,416,154

IVP XII DK Co-invest, L.P. (Communication Services)(a),(b),(d),*	10/01/2021	(c)	14,951,942

JP Co-Invest, LLC (Consumer Staples)(a),*	11/13/2018	(c)	2,240,006

LEP Prelude Co-Invest, L.P. (Healthcare)(a),*	07/05/2017	(c)	3,572,071

Logan Co-Invest, L.P. (Information Technology)(a),*	08/27/2020	(c)	5,982,490

Mercury Co-Investment Fund 2, LP (Healthcare)(a),*	12/20/2019	(c)	435,435

Oak HC/FT TB SPV B, LLC (Information Technology)(a),*	07/20/2018	(c)	13,542

Ocean Alliance III, L.P. (Communication Services) (China)(a),*	09/04/2020	(c)	5,415,483

Olive Investments Ltd (Information Technology)(a),(d),*	09/01/2021	(c)	9,681,178

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Co-Investments - 43.2% (continued)

Onex ISO Co-Invest LP (Financials)(a),(b),(d),*	10/29/2021	(c)	$19,670,870

PSG Government Brands II Co-Invest L.P. (Information Technology)(a),(d),*	07/30/2021	(c)	11,549,406

PSG LM Co-Investors L.P. (Information Technology)(a),*	05/24/2016	(c)	13,797,654

Quantum Parallel Partners VI-C(A), LP (Energy)(a),*	10/16/2015	(c)	461,270

Quantum QEP VII Co-Investment Fund, L.P. (Energy)(a),*	08/30/2018	(c)	1,390,612

RCP Artemis Co-Invest LP (Financials)(a),*	08/01/2019	(c)	7,120,499

Roark Capital Partners II Sidecar LP (Consumer Discretionary)*	11/26/2018	(c)	7,913,164

SDA Investors Group, LLC - Class A (Healthcare)(a),(b),*	08/03/2017	(c)	3,780,974

SDA Investors Group, LLC - Series A Pref (Healthcare)(a),(b),*	03/26/2019	(c)	1,550,173

Signalfire Opportunities Fund, L.P. - Series 11 (Financials)(a),(b),(d),*	12/10/2021	(c)	5,100,000

SKCP V Sirona Co-Invest, L.P. (Healthcare) (France)(a),(b),(d),*	12/16/2021	(c)	15,466,000

SYFS Co-INVEST, LLC (Healthcare)(a),*	09/01/2017	(c)	978,267

T-VI Co-Invest-A (Financials)(a),*	08/12/2015	(c)	1,675,394

T-VII Mitchell/Genex Co-Invest, L.P. (Healthcare)*	06/28/2018	(c)	5,092,274

TCP DJR Co-Invest, L.P (Energy)(a),*	11/20/2018	(c)	3,712,046

TKC Investment Holdings, LLC (Consumer Discretionary)(a),*	10/12/2016	(c)	4,710,785

TPG Clarinet Co-Invest, LP (Consumer Discretionary) (Australia)(a),*	02/26/2019	(c)	11,686,837

TPG VII Renown Co-Invest I, L.P. (Consumer Stationary)(a),*	05/09/2018	(c)	826,880

TVG-I-E-AEG Holdings (Consumer Discretionary)*	01/27/2017	(c)	2,309,896

Vistria AP Investment LLC (Consumer Discretionary)(a),(b),*	12/12/2019	(c)	2,675,879

WP Triton Investment, L.P. (Communication Services) (United Kingdom)*	12/10/2019	(c)	3,643,317

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Co-Investments - 43.2% (continued)

WP-LH Co-Invest, L.P. (Consumer Discretionary)(a),*	06/25/2015	(c)	$261,744

Total Co-Investments			348,723,991

Primary Private Investment Funds - 3.5%

Abry Advanced Securities Fund IV, L.P.(a),*	02/19/2019	(c)	2,656,976

Banc Fund IX L.P.(a),*	01/19/2016	(c)	162,789

BroadRiver III, L.P.(a),*	03/27/2018	(c)	3,002,173

Calera Capital Partners V L.P.*	04/25/2016	(c)	84,267

GSO Capital Opportunities Fund III, L.P.*	09/22/2016	(c)	841,208

HGGC Fund IV(b),(d),*	12/03/2021	(c)	9,242,574

Incline Aviation Fund II(b),*	05/07/2021	(c)	1,895,294

Incline Aviation I(b),*	03/09/2017	(c)	1,368,191

TPG Growth V, L.P.(b),(d),*	09/17/2021	(c)	8,423,711

Total Primary Private Investment Funds			27,677,183

Secondary Private Investment Funds - 37.4%

1901 Partners LP(a),*	07/16/2015	(c)	65,200

3i Venice SCSp (United Kingdom)*	01/15/2020	(c)	8,881,262

Abry Advanced Securities Fund III, L.P.*	03/31/2021	(c)	7,320,797

ABRY Heritage Partners, L.P.(e),*	03/31/2021	(c)	286,151

ABRY Partners IX, L.P.(e),*	03/31/2021	(c)	1,369,533

ABRY Partners VI, L.P.(e),*	03/31/2021	(c)	9,084

ABRY Partners VII, L.P.(e),*	03/31/2021	(c)	479,258

ABRY Partners VIII, L.P.(e),*	03/31/2021	(c)	422,721

ABRY Senior Equity II, L.P.(a),(e),*	03/31/2021	(c)	23,924

ABRY Senior Equity IV, L.P.(e),*	03/31/2021	(c)	271,204

ABRY Senior Equity V, L.P.(e),*	03/31/2021	(c)	1,684,892

Allegro Private Equity Fund II, L.P. (Australia)(a),*	03/04/2020	(c)	2,912,046

Alpine Investors TEAM CV Feeder, LLC(a),*	12/17/2020	(c)	3,667,793

Antin Infrastructure Partners III-B SCSp (Spain)(a),*	11/04/2020	(c)	4,223,309

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

			Value
	Initial Acquisition Date	Shares
Secondary Private Investment Funds - 37.4% (continued)

Apax France VIII-A FCPR (France)(a),*	01/22/2019	(c)	$995,318

Archer Capital GF Trust 2B (Australia)*	03/04/2020	(c)	1,632,127

Archer Capital Trust 5B (Australia)*	03/04/2020	(c)	1,041,371

Ares Corporate Opportunities Fund IV, L.P.*	04/13/2017	(c)	1,173,684

Avenue Pantheon Broadway Fund, L.P. (United Kingdom)(a),*	03/07/2019	(c)	3,016,925

Aztiq Fund I(a),*	05/13/2019	(c)	8,722,122

Banc Fund VIII L.P.(a),*	12/31/2015	(c)	22,239

Berkshire Fund IX, L.P.(e),*	09/03/2021	(c)	6,996,128

Berkshire Fund X, L.P.(a),(d),*	11/16/2021	(c)	219,317

CapVest Strategic Opportunities 2 SCSp (United Kingdom)(a),*	12/01/2020	(c)	3,748,022

CBPE Capital Fund IX B, L.P. (United Kingdom)(a),*	12/31/2020	(c)	4,229,382

CD&R Value Building Partners I, L.P.(a),(b),(d),*	12/17/2021	(c)	35,065,012

Crescent Credit Opportunities Fund AIF, SCSp*	06/02/2020	(c)	394,823

Ergon svt Long Term Value Fund SCSp (Germany)(a),*	02/24/2021	(c)	3,837,427

ESO Fund VII SCSp SICAV-RAIF (United Kingdom)(d),*	09/01/2021	(c)	6,516,719

Francisco Partners III, L.P.*	01/05/2015	(c)	91,942

GIP Aquarius Fund, SCSp (Brazil)(a),(b),(d),*	10/19/2021	(c)	11,004,023

Greenbriar Equity Fund III, L.P.(e),*	03/31/2021	(c)	1,683,641

H&F Arrow 2, L.P.(a),*	08/28/2020	(c)	213,984

Hellman & Friedman Capital Partners VII, L.P.*	10/01/2019	(c)	147,634

Icon Partners III, L.P.(a),*	05/10/2021	(c)	9,696,138

Icon Partners IV, L.P.(a),*	05/24/2021	(c)	15,452,457

Idinvest Growth Secondary SLP (France)(a),*	05/21/2020	(c)	8,089,017

Insight Venture Partners IX, L.P.*	01/02/2020	(c)	9,138,876

LEP Opportunities I, L.P.*	06/30/2021	(c)	12,460,236

MC Private Equity Partners I-A LP(e),*	03/31/2021	(c)	9,070,389

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds - 37.4% (continued)

Medicxi Secondary I, L.P. (United Kingdom)(a),*	09/21/2020	(c)	$4,065,904

MIC Capital Partners III Parallel (Cayman) LP*	04/14/2021	(c)	4,293,899

Mid Europa Fund IV (Romania)(a),(b),(d),*	10/15/2021	(c)	9,700,718

North Haven Capital Partners CV-A LP(a),(b),(d),*	11/15/2021	(c)	10,700,185

P-O Senior Loan Opportunity Fund L.P.*	09/08/2020	(c)	2,594,018

PAI Strategic Partnerships SCSp (United Kingdom)(a),*	12/10/2019	(c)	5,592,548

Pegasus WSJLL Fund, L.P.(a),(b),(d),*	12/14/2021	(c)	18,594,428

Pennantpark Senior Credit Fund Cayman Levered Feeder, LP*	06/29/2021	(c)	10,703,972

Providence Equity Partners VI, L.P.*	12/12/2014	(c)	32,083

Samson Brunello 2, L.P.(a),*	02/19/2021	(c)	129,170

Samson Hockey 2, L.P.*	12/23/2020	(c)	157,574

Samson Shield 2, L.P.(a),*	12/23/2020	(c)	462,687

Solace Capital Special Situations Fund, L.P.(d),*	08/06/2021	(c)	14,202,430

Tene GPL Limited Partnership (Israel)(a),*	06/23/2021	(c)	10,206,640

TPG Growth Gator GenPar II, L.P.*	12/23/2019	(c)	3,408,528

TPG Partners V, L.P.*	10/31/2015	(c)	212

TPG Partners VI, L.P.*	10/31/2015	(c)	79,238

Warburg Pincus Private Equity XII, L.P.(d),*	09/30/2021	(c)	6,951,475

Water Street Orion Fund, L.P.(a),(b),(d),*	10/13/2021	(c)	13,304,232

Total Secondary Private Investment Funds			301,456,068

Short-Term Investments - 15.4%

Other Investment Companies - 15.4%

Dreyfus Government Cash Management Fund, Institutional Class, 0.03%(1)		41,047,725	41,047,725

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 0.01%(1)		41,047,826	41,047,826

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Short-Term Investments - 15.4% (continued)

Other Investment Companies - 15.4% (continued)

JPMorgan U.S. Government Money Market Fund, IM Class, 0.03%(1)		42,291,698	$42,291,698

Total Other Investment Companies			124,387,249

Total Investments - 99.5% (cost $670,724,677)			802,244,491

Other Assets, less Liabilities - 0.5%			4,430,909

Net Assets - 100.0%			$806,675,400

Cost of Investments by asset type is as follows:

Co-Investments	$255,431,591

Primary Private Investment Funds	31,844,893

Secondary Private Investment Funds	259,060,944

Short-Term Investments	124,387,249

Total	$670,724,677

(a)	Non-income producing.
(b)	The investment’s value was determined using significant unobservable inputs.
(c)	Investment does not issue shares.
(d)	Investment is held by AMG Pantheon Lead Fund, LLC, a wholly-owned subsidiary of AMG Pantheon Master Fund, LLC (the “Master Fund”).
(e)	Investment is held by AMG Pantheon Subsidiary Fund, LLC, a wholly-owned subsidiary of the Master Fund.
(1)	Yield shown represents the December 31, 2021, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

*

Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Consolidated Schedule of Investments. As of December 31, 2021, the aggregate cost of each investment restricted to resale was $500,000, $1,647,504, $1,375,458, $4,058,519, $9,416,447, $3,335,836, $3,496,384, $4,026,221, $4,245,077, $1,295,640, $14,037,818, $1,272,948, $210,215, $70,200, $7,169,436, $7,296,935, $1,783,591, $367,521, $2,174,345, $15,000,000, $636,693, $7,797,897, $3,378,493, $7,780,042, $3,033,908, $2,330,057, $2,204,277, $30,607, $4,680,550, $1,152,642, $1,945,695, $3,376,573, $5,588,918, $8,416,154, $14,963,066, $2,188,775, $1,849,814, $4,065,782, $15,434, $11,615, $3,520,819, $9,698,069, $19,692,078, $11,552,940, $1,167,380, $218,196, $1,085,432, $3,891,786, $4,602,663, $3,775,914, $1,094,360, $5,100,000, $15,522,384, $2,757,880, $196,441, $2,312,991, $3,393,333, $1,551, $966,025, $1,429,615, $434,236, $1,727,490, $2,799,759, $263,162, $2,382,167, $125,416, $2,802,971, $64,051, $921,940, $12,626,247, $2,144,473, $1,225,843, $9,551,785, $442,783, $4,395,261, $5,895,868, $231,955, $1,094,631, $21,716, $374,770, $627,500, $33,618, $248,324, $1,377,836, $2,614,999, $3,683,749, $3,509,825, $624,025, $1,010,541, $980,394, $1,467,982, $3,062,578, $3,979,504, $55,165, $6,471,516, $165,218, $3,624,547, $3,885,575, $35,065,012, $18,926, $4,190,961, $4,923,869, $89,384, $11,004,023, $1,670,154, $138,677, $811,819, $7,554,628, $15,247,550, $2,227,676, $5,001,945, $12,807,580, $4,939,987, $3,575,386, $4,017,862, $9,899,902, $10,700,185, $2,487,540, $4,788,435, $18,594,428, $9,434,179, $109,155, $99,494, $100,417, $445,660, $7,365,939, $9,599,185, $2,853,867, $34,419, $381,454, $5,697,134 and $13,304,232, respectively, totaling $546,337,428.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments

December 31, 2021 (unaudited)

The following table summarizes the inputs used to value the Master Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments

Co-Investments	—	—	$138,164,142	$210,559,849	$348,723,991

Primary Private Investment Funds	—	—	20,929,770	6,747,413	27,677,183

Secondary Private Investment Funds	—	—	98,368,598	203,087,470	301,456,068

Short-Term Investments

Other Investment Companies	$124,387,249	—	—	—	124,387,249

Total Investments	$124,387,249	—	$257,462,510	$420,394,732	$802,244,491

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Balance as of March 31, 2021	$34,296,645	$1,125,000	$—	$35,421,645

Purchases	111,407,124	27,985,365	98,567,783	237,960,272

Sales & Distributions	(1,354,744)	(5,980,517)	(40,519)	(7,375,780)

Transfers into Level 3	—	—	—	—

Transfers out of Level 3	(8,360,075)	—	—	(8,360,075)

Net realized gain	1,057,965	2,481,956	40,519	3,580,440

Net change in unrealized appreciation/depreciation	1,117,227	(4,682,034)	(199,185)	(3,763,992)

Balance as of December 31, 2021	$138,164,142	$20,929,770	$98,368,598	$257,462,510

Net change in unrealized appreciation/depreciation on investments held at December 31, 2021	$1,117,227	$(4,682,034)	$(199,185)	$(3,763,992)

For the period ended December 31, 2021, transfers out of Level 3 were due to an increase in NAV transparency.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of December 31, 2021. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Quantitative Information about Level 3 Fair Value Measurements					Impact to Valuation from an Increase in Input (a)
	Fair Value as of December 31, 2021	Valuation Technique(s)	Unobservable Input(s)	Range	Average
Co-Investments	$100,474,444	Recent Round of Financing	Recent round of financing / expected sale	N/A	N/A	Increase

Co-Investments		Market Comparables	Public Company Multiples:

	59,609		Revenue	21.00x-21.00x	21.00x	Increase

	31,033,242		EBITDA	6.30x-26.70x	13.34x	Increase

	476,872		Tower Cash Flow	27.60x-27.60x	27.60x	Increase

Co-Investments	1,147,059	Guideline Transaction Multiples	EBITDA	22.10x-22.10x	22.10x	Increase

Co-Investments	4,972,916	Discounted Cash Flows	Discount Rate	9.0%-20.0%	12.3%	Decrease

			Terminal Value	15.00x-15.00x	15.00x	Increase

			Terminal Growth Rate	12.5%-12.5%	12.5%	Increase

Primary Private Investment Funds	17,666,285	Recent Round of Financing	Recent round of financing / expected sale	N/A	N/A	Increase

Primary Private Investment Funds	3,263,485	Discounted Cash Flows	Discount Rate	8.0%-9.0%	8.4%	Decrease

Secondary Private Investment Funds	98,368,598	Recent Round of Financing	Recent round of financing / expected sale	N/A	N/A	Increase

Total	$257,462,510

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Master Fund’s Board of Directors (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

For direct investments and certain co-investments in portfolio companies, the Board primarily uses the market or income approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Private equity investments, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments as of the date investments are valued. If a valuation provided by general partners or managers of the underlying fund investments is not available as of the date investments are valued, the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted for transaction and market activity, if applicable. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial statements of the respective Investment Fund. In reviewing these underlying valuations, the Board is advised by the Valuation Committee of the Investment Manager, who reviews the capital account balances and may adjust the value of each Master Fund investment.

The values assigned to investments that are fair valued are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with a monthly analysis showing, all outstanding investments fair valued by the Investment Manager, including a comparison with the prior month end.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

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Notes to Consolidated Schedule of Investments (continued)

INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited”, after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publicly available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

•

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

•

Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest.

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Notes to Consolidated Schedule of Investments (continued)

Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees and bear significantly reduced fees.

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of December 31, 2021, is shown in the table below.

Investment Category	Fair Value	Unfunded Commitments	Remaining life*	Redemption frequency	Notice (In days)	Redemption Restrictions
Buyout (a)	$497,830,095	$82,458,662	1-10 years	Not Redeemable	N/A	N/A

Growth Equity (b)	87,781,126	20,254,772	1-10 years	Not Redeemable	N/A	N/A

Infrastructure (c)	16,569,937	599,536	1-6 years	Not Redeemable	N/A	N/A

Private Debt (d)	35,328,226	8,237,088	1-13 years	Not Redeemable	N/A	N/A

Real Assets (e)	7,089,342	10,389,256	1-13 years	Not Redeemable	N/A	N/A

Special Situations (f)	28,158,516	11,046,264	1-12 years	Not Redeemable	N/A	N/A

Venture (g)	5,100,000	—	1-10 years	Not Redeemable	N/A	N/A

Total	$677,857,242	$132,985,578

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.
(b)	Funds that invest in later-stage, pre-IPO companies.
(c)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.
(d)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.
(e)	Private equity funds that invest in target investments in infrastructure, renewables & energy infrastructure, natural resources, and asset-backed strategies.
(f)	Particular circumstances that influence investment based on the situation, rather than its underlying fundamentals.
(g)	Investments in new and emerging companies are usually classified as venture capital.
*	Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown below are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.